DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF DEBT	The Company’s debt is comprised of the following:
	December 31,
	2024	2023
Finance Agreement - insurance premiums	$0	$98,809